Derivative Financial Instruments and Hedging Activities (Consolidated Statement of Income) (Details) (USD $) In Thousands, unless otherwise specified	11 Months Ended	12 Months Ended																	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		11 Months Ended		12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended							12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended
	Dec. 29, 2013	Apr. 29, 2012 Foreign Exchange Contract [Member]	Apr. 27, 2011 Foreign Exchange Contract [Member]	Apr. 29, 2012 Interest Rate Contract [Member]	Apr. 27, 2011 Interest Rate Contract [Member]	Apr. 29, 2012 Cross Currency Interest Rate Contract [Member]	Apr. 27, 2011 Cross Currency Interest Rate Contract [Member]	Apr. 29, 2012 Other Expense [Member] Foreign Exchange Contract [Member]	Apr. 27, 2011 Other Expense [Member] Foreign Exchange Contract [Member]	Apr. 29, 2012 Other Expense [Member] Interest Rate Contract [Member]	Apr. 27, 2011 Other Expense [Member] Interest Rate Contract [Member]	Apr. 29, 2012 Other Expense [Member] Cross Currency Interest Rate Contract [Member]	Apr. 27, 2011 Other Expense [Member] Cross Currency Interest Rate Contract [Member]	Apr. 29, 2012 Interest Income [Member] Foreign Exchange Contract [Member]	Apr. 27, 2011 Interest Income [Member] Foreign Exchange Contract [Member]	Apr. 29, 2012 Interest Income [Member] Interest Rate Contract [Member]	Apr. 27, 2011 Interest Income [Member] Interest Rate Contract [Member]	Apr. 27, 2011 Interest Income [Member] Cross Currency Interest Rate Contract [Member]	Jun. 07, 2013 Predecessor [Member]	Apr. 28, 2013 Predecessor [Member]	Apr. 29, 2012 Predecessor [Member]	Apr. 27, 2011 Predecessor [Member]	Jun. 07, 2013 Predecessor [Member] Foreign Exchange Contract [Member]	Apr. 28, 2013 Predecessor [Member] Foreign Exchange Contract [Member]	Apr. 27, 2011 Predecessor [Member] Foreign Exchange Contract [Member]	Jun. 07, 2013 Predecessor [Member] Interest Rate Contract [Member]	Apr. 28, 2013 Predecessor [Member] Interest Rate Contract [Member]	Apr. 27, 2011 Predecessor [Member] Interest Rate Contract [Member]	Jun. 07, 2013 Predecessor [Member] Cross Currency Interest Rate Contract [Member]	Apr. 28, 2013 Predecessor [Member] Cross Currency Interest Rate Contract [Member]	Apr. 27, 2011 Predecessor [Member] Cross Currency Interest Rate Contract [Member]	Jun. 07, 2013 Predecessor [Member] Other Expense [Member] Foreign Exchange Contract [Member]	Apr. 28, 2013 Predecessor [Member] Other Expense [Member] Foreign Exchange Contract [Member]	Jun. 07, 2013 Predecessor [Member] Other Expense [Member] Interest Rate Contract [Member]	Apr. 28, 2013 Predecessor [Member] Other Expense [Member] Interest Rate Contract [Member]	Jun. 07, 2013 Predecessor [Member] Other Expense [Member] Cross Currency Interest Rate Contract [Member]	Apr. 28, 2013 Predecessor [Member] Other Expense [Member] Cross Currency Interest Rate Contract [Member]	Jun. 07, 2013 Predecessor [Member] Accumulated Net Unrealized Investment Gain (Loss) [Member] Foreign Exchange Contract [Member]	Apr. 28, 2013 Predecessor [Member] Accumulated Net Unrealized Investment Gain (Loss) [Member] Foreign Exchange Contract [Member]	Jun. 07, 2013 Predecessor [Member] Accumulated Net Unrealized Investment Gain (Loss) [Member] Interest Rate Contract [Member]	Apr. 28, 2013 Predecessor [Member] Accumulated Net Unrealized Investment Gain (Loss) [Member] Interest Rate Contract [Member]	Jun. 07, 2013 Predecessor [Member] Accumulated Net Unrealized Investment Gain (Loss) [Member] Cross Currency Interest Rate Contract [Member]	Apr. 28, 2013 Predecessor [Member] Accumulated Net Unrealized Investment Gain (Loss) [Member] Cross Currency Interest Rate Contract [Member]	Jun. 07, 2013 Predecessor [Member] Interest Income [Member] Foreign Exchange Contract [Member]	Apr. 28, 2013 Predecessor [Member] Interest Income [Member] Foreign Exchange Contract [Member]	Apr. 27, 2011 Predecessor [Member] Interest Income [Member] Foreign Exchange Contract [Member]	Jun. 07, 2013 Predecessor [Member] Interest Income [Member] Interest Rate Contract [Member]	Apr. 28, 2013 Predecessor [Member] Interest Income [Member] Interest Rate Contract [Member]	Apr. 27, 2011 Predecessor [Member] Interest Income [Member] Interest Rate Contract [Member]	Jun. 07, 2013 Predecessor [Member] Interest Income [Member] Cross Currency Interest Rate Contract [Member]	Apr. 28, 2013 Predecessor [Member] Interest Income [Member] Cross Currency Interest Rate Contract [Member]	Apr. 27, 2011 Predecessor [Member] Interest Income [Member] Cross Currency Interest Rate Contract [Member]	Dec. 29, 2013 Successor [Member]	Dec. 29, 2013 Successor [Member] Foreign Exchange Contract [Member]	Apr. 29, 2012 Successor [Member] Foreign Exchange Contract [Member]	Dec. 29, 2013 Successor [Member] Interest Rate Contract [Member]	Apr. 29, 2012 Successor [Member] Interest Rate Contract [Member]	Dec. 29, 2013 Successor [Member] Cross Currency Interest Rate Contract [Member]	Apr. 29, 2012 Successor [Member] Cross Currency Interest Rate Contract [Member]	Dec. 29, 2013 Successor [Member] Other Expense [Member] Foreign Exchange Contract [Member]	Dec. 29, 2013 Successor [Member] Other Expense [Member] Interest Rate Contract [Member]	Dec. 29, 2013 Successor [Member] Other Expense [Member] Cross Currency Interest Rate Contract [Member]	Dec. 29, 2013 Successor [Member] Accumulated Net Unrealized Investment Gain (Loss) [Member] Foreign Exchange Contract [Member]	Dec. 29, 2013 Successor [Member] Accumulated Net Unrealized Investment Gain (Loss) [Member] Interest Rate Contract [Member]	Dec. 29, 2013 Successor [Member] Accumulated Net Unrealized Investment Gain (Loss) [Member] Cross Currency Interest Rate Contract [Member]	Dec. 29, 2013 Successor [Member] Interest Income [Member] Foreign Exchange Contract [Member]	Apr. 29, 2012 Successor [Member] Interest Income [Member] Foreign Exchange Contract [Member]	Dec. 29, 2013 Successor [Member] Interest Income [Member] Interest Rate Contract [Member]	Apr. 29, 2012 Successor [Member] Interest Income [Member] Interest Rate Contract [Member]	Dec. 29, 2013 Successor [Member] Interest Income [Member] Cross Currency Interest Rate Contract [Member]	Apr. 29, 2012 Successor [Member] Interest Income [Member] Cross Currency Interest Rate Contract [Member]
Cash flow hedges:
Net gains/(losses) recognized in other comprehensive loss (effective portion)		$ 45,658	$ 3,626	$ (2,341)	$ 0	$ 5,725	$ 16,649																$ 2,603	$ 47,623		$ 0	$ 0		$ (4,079)	$ (77,080)																								$ 30,441		$ 147,455		$ (190,597)
Net gains/(losses) reclassified from other comprehensive loss into earnings (effective portion):
Sales		8,033	3,375	0	0	0	0																990	10,940		0	0		0	0																								(1,020)		0		0
Cost of products sold		(19,880)	(23,372)	0	0	0	0												(729,537)	(7,333,416)	(7,512,783)	(6,614,259)	1,814	(4,584)		0	0		0	0																							(4,587,791)	2,874		0		0
Selling, general and administrative expenses		(62)	(141)	0	0	0	0																0	(102)		0	0		0	0																								(83)		0		0
Other income, net		33,401	35,744	0	0	8,901	24,644																(1,858)	13,924		0	0		(9,821)	(70,135)																								2,387		0		0
Interest income/(expense)		199	226	(146)	0	(5,966)	(4,484)												(35,350)	(283,607)	(293,009)	(272,660)	61	29		(20)	(236)		(538)	(5,389)																							(408,503)	35		0		0
Total		21,691	15,832	(146)	0	2,935	20,160												(192,697)	1,027,333	939,908	1,005,948	1,007	20,207		(20)	(236)		(10,359)	(75,524)																							(71,718)	4,193		0		0
Fair value hedges:
Net losses recognized in other expense, net								0	0	(19,181)	(51,125)	0	0																			0	0	(5,925)	(2,915)	0	70,135																							0	(180)	0
Derivatives not designated as hedging instruments:
Net gains recognized in other expense, net	5,100	0	0	(19,181)	(51,476)	0	0	(2,183)	3,351	0	0	0	0	0	0	0	(351)	0					(3,890)	(7,976)	3,351	0	(1,193)	0	0	0	0	(3,890)	(7,976)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(1,193)	0	0	0	0		(31,241)	(2,183)	117,934	234	0	0	(31,241)	0	0	0	117,934	0	0	0	0	234	0	0
Total amount recognized in statement of income		$ 19,508	$ 19,183	$ (19,093)	$ (51,476)	$ 2,935	$ 20,160																$ (2,883)	$ 12,231		$ (5,945)	$ (4,344)		$ (10,359)	$ (5,389)																								$ (27,048)		$ 117,754		$ 0